Employee Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Y Age	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unissued common stock available for grant under the plans	3.2
Age requirement for vesting provision, minimum	55
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	5
Option vesting period (in years)	3 years
Share-based compensation expense	$ 12.5	$ 14.3	$ 13.9
Cash received from stock options exercised	4.9	0.4
Deferred compensation Liability	13.2	11.5
Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	11.8	12.1	12.5
International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost recognized for contribution plans	26.7	30.0	33.7
Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2014	190.9
Expected pretax amortization of prior service cost in 2014	(1.4)
Expected cash contributions by the company in 2014	232.4
Scenario, Forecast | Other Postretirement Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2014	3.3
Expected pretax amortization of prior service cost in 2014	1.7
Expected cash contributions by the company in 2014	19.0
Scenario, Forecast | Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2014	151.7
Expected pretax amortization of prior service cost in 2014	(1.6)
Scenario, Forecast | International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected cash contributions by the company in 2014	106.7
Scenario, Forecast | U.S. Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected cash contributions by the company in 2014	125.7
Performance-Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	0
Performance-Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	1.5
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	9.3	8.9	9.0
Total intrinsic value of options exercised	7.9	0.9	4.4
Total unrecognized compensation cost	3.0
Unrecognized compensation cost, Weighted-average recognition period	1 year 8 months 12 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3.2	5.4	4.9
Total unrecognized compensation cost	1.6
Unrecognized compensation cost, Weighted-average recognition period	2 years
Aggregate weighted-average grant-date fair value of units granted	5.3	3.3	11.3
Aggregate weighted-average grant-date fair value of units vested	$ 4.5	$ 4.1	$ 5.7